UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-23511
Name of Fund:
BlackRock ETF Trust II
iShares Large Cap Deep Quarterly Laddered ETF (formerly, iShares Large
Cap Deep Buffer ETF)
iShares Large Cap Moderate Quarterly Laddered ETF (formerly, iShares Large
Cap Moderate Buffer ETF)
Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock ETF Trust II,
50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
07/31/2026
Date of reporting period:
07/31/2026
Item 1 — Reports to Stockholders
(a) The Reports to Shareholders are attached herewith.

iShares Large Cap Moderate Quarterly Laddered ETF

IVVM | Cboe BZX Exchange

Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about iShares Large Cap Moderate Quarterly Laddered ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Large Cap Moderate Quarterly Laddered ETF	$50(a)	0.47%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year?
  For the reporting period ended July 31, 2026, the Fund returned 13.43%.
  For the same period, the Fund’s benchmark, the S&P 500 Index returned 19.56%.
What contributed to performance?
As designed, the Fund utilized options to create buffers with staggered maturities to remain invested in equities while seeking to dampen drawdowns during periods of market weakness. With approximately one-third of its buffer tranches resetting each month, the Fund was able to refresh the upside cap frequently and capture 69% of the market's upside over the period. The options strategy also helped mitigate downside during the market sell-off at the end of the first quarter of 2026.
What detracted from performance?
As designed, the Fund underperformed during periods of strong equity performance, while providing downside protection when equities moved lower at the end of the first quarter of 2026.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 28, 2023 through July 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	13.43%	14.08%
S&P 500 Index	19.56	20.60
Key Fund statistics
Net Assets	$173,757,956
Number of Portfolio Holdings	12
Net Investment Advisory Fees	$689,524
Portfolio Turnover Rate	1%
The inception date of the Fund was June 28, 2023.
The Fund's returns shown prior to October 1, 2025 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name iShares Large Cap Moderate Buffer ETF.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.7%
Purchased Put Options	2.2%
Futures	0.0	%(a)
Written Call Options	(0.4)%
Written Put Options	(1.0)%
Money Market Funds	0.6%
Liabilities in excess of other assets	(0.1)
(a)	Rounds to less than 0.1%.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Large Cap Moderate Quarterly Laddered ETF
Annual Shareholder Report — July 31, 2026
IVVM-07/26-AR

iShares Large Cap Deep Quarterly Laddered ETF
IVVB | Cboe BZX Exchange
Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about iShares Large Cap Deep Quarterly Laddered ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Large Cap Deep Quarterly Laddered ETF	$50(a)	0.47%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year?
  For the reporting period ended July 31, 2026, the Fund returned 11.45%.
  For the same period, the Fund’s benchmark, the S&P 500 Index returned 19.56%.
What contributed to performance?
As designed, the Fund utilized options to create buffers with staggered maturities to remain invested in equities while seeking to dampen drawdowns during periods of market weakness. With approximately one-third of its buffer tranches resetting each month, the Fund was able to refresh the upside cap frequently and capture 69% of the market's upside over the period. The options strategy also helped mitigate downside during the market sell-off at the end of the first quarter of 2026.
What detracted from performance?
As designed, the Fund underperformed during periods of strong equity performance, while providing downside protection when equities moved lower at the end of the first quarter of 2026.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 28, 2023 through July 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	11.45%	11.89%
S&P 500 Index	19.56	20.60
Key Fund statistics
Net Assets	$126,274,325
Number of Portfolio Holdings	12
Net Investment Advisory Fees	$601,160
Portfolio Turnover Rate	2%
The inception date of the Fund was June 28, 2023.
The Fund's returns shown prior to October 1, 2025 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name iShares Large Cap Deep Buffer ETF.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	99.0%
Purchased Put Options	1.0%
Futures	0.0	%(a)
Written Put Options	(0.2)%
Written Call Options	(0.4)%
Money Market Funds	0.6%
Liabilities in excess of other assets	(0.0	)(b)
(a)	Rounds to less than 0.1%.
(b)	Rounds to greater than (0.1)%.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Large Cap Deep Quarterly Laddered ETF
Annual Shareholder Report — July 31, 2026
IVVB-07/26-AR

(b) Not Applicable

Item 2 –

Code of Ethics — The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Lorenzo A. Flores

Arthur P. Steinmetz

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
iShares Large Cap Deep Quarterly Laddered ETF (formerly, iShares Large Cap Deep Buffer ETF)	$13,938	$13,938	$0	$0	$10,185	$10,185	$0	$0
iShares Large Cap Moderate Quarterly Laddered ET (formerly, iShares Large Cap Moderate Buffer ETF)	$13,938	$13,938	$0	$0	$10,185	$10,185	$0	$0

The following table presents fees billed by PwC that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,277,000	$2,149,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

3 Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by PwC with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the Securities and Exchange Commission’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
iShares Large Cap Deep Quarterly Laddered ETF (formerly, iShares Large Cap Deep Buffer ETF)	$10,185	$10,185
iShares Large Cap Moderate Quarterly Laddered ETF (formerly, iShares Large Cap Moderate Buffer ETF)	$10,185	$10,185

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) – Not Applicable

(j) – Not Applicable

Item 5 –	Audit Committee of Listed Registrant

(a)

The following individuals are members of the registrant’s separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 (15 U.S.C. 78c(a)(58)(A)):

Lorenzo A. Flores

J. Phillip Holloman

Arthur P. Steinmetz

(b)	Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

July 31, 2026
2026 Annual Financial Statements and Additional Information

BlackRock ETF Trust II
●iShares Large Cap Moderate Quarterly Laddered ETF | IVVM | Cboe BZX Exchange
●iShares Large Cap Deep Quarterly Laddered ETF | IVVB | Cboe BZX Exchange

Not FDIC Insured ● May Lose Value ● No Bank Guarantee

Table of Contents

Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.
Derivative Financial Instruments

Schedule of Investments
July 31, 2026
iShares® Large Cap Moderate Quarterly Laddered ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Equity Funds — 98.7%
iShares Core S&P 500 ETF(a)(b)	228,650	$ 171,560,668
Total Long-Term Investments — 98.7% (Cost: $147,320,763)		171,560,668
Short-Term Securities
Money Market Funds — 0.6%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(a)(c)	950,820	950,820
Total Short-Term Securities — 0.6% (Cost: $950,820)		950,820
Options Purchased — 2.2% (Cost: $4,638,150)		3,872,184
Total Investments Before Options Written — 101.5% (Cost: $152,909,733)		176,383,672
Options Written — (1.4)% (Premiums Received: $(4,121,100))		(2,517,655)
Total Investments Net of Options Written — 100.1% (Cost: $148,788,633)		173,866,017
Liabilities in Excess of Other Assets — (0.1)%		(108,061)
Net Assets — 100.0%		$ 173,757,956

(a)	Affiliate of the Fund.
(b)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)	Annualized 7-day yield as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$ 308,378	$ 642,442 (a)	$ —	$ —	$ —	$ 950,820	950,820	$ 18,867	$ —
iShares Core S&P 500 ETF	107,869,510	86,142,924	(48,042,987)	9,431,006	16,160,215	171,560,668	228,650	1,713,631	—
				$ 9,431,006	$ 16,160,215	$ 172,511,488		$ 1,732,498	$ —

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini S&P 500 Index	29	09/18/26	$ 1,090	$ 8,320
42026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
July 31, 2026
iShares® Large Cap Moderate Quarterly Laddered ETF
Exchange-Traded Options Purchased
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
iShares Core S&P 500 ETF	767	09/01/26	USD	760.05	USD	57,550	$1,121,975
iShares Core S&P 500 ETF	767	10/01/26	USD	748.89	USD	57,550	1,173,257
iShares Core S&P 500 ETF	767	11/02/26	USD	750.32	USD	57,550	1,576,952
							$3,872,184
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
iShares Core S&P 500 ETF	767	09/01/26	USD	800.64	USD	57,550	$(18,838)
iShares Core S&P 500 ETF	767	10/01/26	USD	789.33	USD	57,550	(230,990)
iShares Core S&P 500 ETF	767	11/02/26	USD	788.96	USD	57,550	(586,755)
							(836,583)
Put
iShares Core S&P 500 ETF	767	09/01/26	USD	722.05	USD	57,550	(317,039)
iShares Core S&P 500 ETF	767	10/01/26	USD	711.45	USD	57,550	(529,537)
iShares Core S&P 500 ETF	767	11/02/26	USD	712.80	USD	57,550	(834,496)
							(1,681,072)
							$(2,517,655)
Balances Reported in the Statements of Assets and Liabilities for Options Written
Description	Options Premiums Paid	Options Premiums Received	Unrealized Appreciation	Unrealized Depreciation	Value
Options Written	$ N/A	$ (4,121,100)	$ 1,605,316	$ (1,871)	$ (2,517,655)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 8,320	$ —	$ —	$ —	$ 8,320
Options purchased
Investments at value — unaffiliated(b)	—	—	3,872,184	—	—	—	3,872,184
	$ —	$ —	$ 3,880,504	$ —	$ —	$ —	$ 3,880,504
Liabilities — Derivative Financial Instruments
Options written
Options written at value	$ —	$ —	$ 2,517,655	$ —	$ —	$ —	$ 2,517,655

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

(b)	Includes options purchased at value as reported in the Schedule of Investments.
Schedule of Investments

Schedule of Investments  (continued)
July 31, 2026
iShares® Large Cap Moderate Quarterly Laddered ETF
For the period ended July 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 139,277	$ —	$ —	$ —	$ 139,277
Options purchased(a)(b)	—	—	(14,115,311)	—	—	—	(14,115,311)
Options written(a)	—	—	5,046,540	—	—	—	5,046,540
	$ —	$ —	$ (8,929,494)	$ —	$ —	$ —	$ (8,929,494)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ (17,109)	$ —	$ —	$ —	$ (17,109)
Options purchased(c)	—	—	425,373	—	—	—	425,373
Options written	—	—	853,845	—	—	—	853,845
	$ —	$ —	$ 1,262,109	$ —	$ —	$ —	$ 1,262,109

(a)	Includes activity from In-kind redemptions.
(b)	Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(c)	Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$ 958,711
Options:
Average value of option contracts purchased	2,827,349
Average value of option contracts written	3,067,245

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$ 171,560,668	$ —	$ —	$ 171,560,668
Short-Term Securities
Money Market Funds	950,820	—	—	950,820
Options Purchased
Equity Contracts	3,872,184	—	—	3,872,184
	$ 176,383,672	$ —	$ —	$ 176,383,672
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 8,320	$ —	$ —	$ 8,320
Liabilities
Equity Contracts	(2,517,655)	—	—	(2,517,655)
	$ (2,509,335)	$ —	$ —	$ (2,509,335)

(a)
Derivative financial instruments are futures contracts and options written. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

See notes to financial statements.
62026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments
July 31, 2026
iShares® Large Cap Deep Quarterly Laddered ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Equity Funds — 99.0%
iShares Core S&P 500 ETF(a)(b)	166,600	$ 125,003,312
Total Long-Term Investments — 99.0% (Cost: $104,266,962)		125,003,312
Short-Term Securities
Money Market Funds — 0.6%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(a)(c)	797,470	797,470
Total Short-Term Securities — 0.6% (Cost: $797,470)		797,470
Options Purchased — 1.0% (Cost: $1,791,630)		1,266,889
Total Investments Before Options Written — 100.6% (Cost: $106,856,062)		127,067,671
Options Written — (0.6)% (Premiums Received: $(1,438,713))		(746,153)
Total Investments Net of Options Written — 100.0% (Cost: $105,417,349)		126,321,518
Liabilities in Excess of Other Assets — (0.0)%		(47,193)
Net Assets — 100.0%		$ 126,274,325

(a)	Affiliate of the Fund.
(b)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)	Annualized 7-day yield as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$ 759,341	$ 38,129 (a)	$ —	$ —	$ —	$ 797,470	797,470	$ 24,098	$ —
iShares Core S&P 500 ETF	235,611,390	39,833,826	(173,130,359)	25,145,340	(2,456,885)	125,003,312	166,600	1,479,189	—
				$ 25,145,340	$ (2,456,885)	$ 125,800,782		$ 1,503,287	$ —

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini S&P 500 Index	24	09/18/26	$ 902	$ 6,563
Schedule of Investments

Schedule of Investments  (continued)
July 31, 2026
iShares® Large Cap Deep Quarterly Laddered ETF
Exchange-Traded Options Purchased
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
iShares Core S&P 500 ETF	559	09/02/26	USD	722.05	USD	41,943	$242,220
iShares Core S&P 500 ETF	560	10/02/26	USD	711.45	USD	42,018	391,322
iShares Core S&P 500 ETF	559	11/03/26	USD	712.80	USD	41,943	633,347
							$1,266,889
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
iShares Core S&P 500 ETF	559	09/02/26	USD	809.91	USD	41,943	$(8,720)
iShares Core S&P 500 ETF	560	10/02/26	USD	795.32	USD	42,018	(123,581)
iShares Core S&P 500 ETF	559	11/03/26	USD	792.71	USD	41,943	(377,325)
							(509,626)
Put
iShares Core S&P 500 ETF	559	09/02/26	USD	608.04	USD	41,943	(23,489)
iShares Core S&P 500 ETF	560	10/02/26	USD	599.11	USD	42,018	(70,493)
iShares Core S&P 500 ETF	559	11/03/26	USD	600.26	USD	41,943	(142,545)
							(236,527)
							$(746,153)
Balances Reported in the Statements of Assets and Liabilities for Options Written
Description	Options Premiums Paid	Options Premiums Received	Unrealized Appreciation	Unrealized Depreciation	Value
Options Written	$ N/A	$ (1,438,713)	$ 693,912	$ (1,352)	$ (746,153)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 6,563	$ —	$ —	$ —	$ 6,563
Options purchased
Investments at value — unaffiliated(b)	—	—	1,266,889	—	—	—	1,266,889
	$ —	$ —	$ 1,273,452	$ —	$ —	$ —	$ 1,273,452
Liabilities — Derivative Financial Instruments
Options written
Options written at value	$ —	$ —	$ 746,153	$ —	$ —	$ —	$ 746,153

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

(b)	Includes options purchased at value as reported in the Schedule of Investments.
82026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
July 31, 2026
iShares® Large Cap Deep Quarterly Laddered ETF
For the period ended July 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 168,926	$ —	$ —	$ —	$ 168,926
Options purchased(a)(b)	—	—	(8,874,109)	—	—	—	(8,874,109)
Options written(a)	—	—	(1,865,041)	—	—	—	(1,865,041)
	$ —	$ —	$ (10,570,224)	$ —	$ —	$ —	$ (10,570,224)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ (55,918)	$ —	$ —	$ —	$ (55,918)
Options purchased(c)	—	—	1,132,929	—	—	—	1,132,929
Options written	—	—	495,812	—	—	—	495,812
	$ —	$ —	$ 1,572,823	$ —	$ —	$ —	$ 1,572,823

(a)	Includes activity from In-kind redemptions.
(b)	Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(c)	Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$ 797,358
Options:
Average value of option contracts purchased	1,131,798
Average value of option contracts written	1,792,981

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$ 125,003,312	$ —	$ —	$ 125,003,312
Short-Term Securities
Money Market Funds	797,470	—	—	797,470
Options Purchased
Equity Contracts	1,266,889	—	—	1,266,889
	$ 127,067,671	$ —	$ —	$ 127,067,671
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 6,563	$ —	$ —	$ 6,563
Liabilities
Equity Contracts	(746,153)	—	—	(746,153)
	$ (739,590)	$ —	$ —	$ (739,590)

(a)
Derivative financial instruments are futures contracts and options written. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

See notes to financial statements.
Schedule of Investments

Statements of Assets and Liabilities
July 31, 2026

	iShares Large Cap Moderate Quarterly Laddered ETF	iShares Large Cap Deep Quarterly Laddered ETF
ASSETS
Investments, at value — unaffiliated(a)	$ 3,872,184	$ 1,266,889
Investments, at value — affiliated(b)	172,511,488	125,800,782
Cash	409	276
Cash pledged:
Futures contracts	81,000	67,000
Receivables:
Investments sold	1,442,640	527,071
Capital shares sold	15,509	37,959
Dividends — affiliated	2,242	2,117
Variation margin on futures contracts	6,779	5,610
Total assets	177,932,251	127,707,704
LIABILITIES
Options written, at value(c)	2,517,655	746,153
Payables:
Investments purchased	1,590,012	637,975
Investment advisory fees	66,628	49,251
Total liabilities	4,174,295	1,433,379
Commitments and contingent liabilities
NET ASSETS	$ 173,757,956	$ 126,274,325
NET ASSETS CONSIST OF:
Paid-in capital	$ 148,096,230	$ 105,220,558
Accumulated earnings	25,661,726	21,053,767
NET ASSETS	$ 173,757,956	$ 126,274,325

NET ASSET VALUE
Shares outstanding	$ 4,680,000	$ 3,640,000
Net asset value	$ 37.13	$ 34.69
Shares authorized	Unlimited	Unlimited
Par value	None	None

(a) Investments, at cost — unaffiliated	$ 4,638,150	$ 1,791,630
(b) Investments, at cost — affiliated	$ 148,271,583	$ 105,064,432
(c) Premiums received	$ 4,121,100	$ 1,438,713
See notes to financial statements.
102026 BlackRock Annual Financial Statements and Additional Information

Statements of Operations
Year Ended July 31, 2026

	iShares Large Cap Moderate Quarterly Laddered ETF	iShares Large Cap Deep Quarterly Laddered ETF
INVESTMENT INCOME
Dividends — affiliated	$ 1,732,498	$ 1,503,287
Interest — unaffiliated	6,027	12,795
Total investment income	1,738,525	1,516,082
EXPENSES
Investment advisory	733,984	640,083
Interest expense	429	—
Total expenses	734,413	640,083
Less:
Investment advisory fees waived	(44,460)	(38,923)
Total expenses after fees waived	689,953	601,160
Net investment income	1,048,572	914,922
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(41,387)	(82,958)
Investments — affiliated	152,619	256,195
Options written	4,324	(12,459)
Futures contracts	139,277	168,926
In-kind redemptions — unaffiliated(a)	(9,031,708)	(10,643,733)
In-kind redemptions — affiliated(a)	9,278,387	24,889,145
	501,512	14,575,116
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	425,373	1,132,929
Investments — affiliated	16,160,215	(2,456,885)
Options written	853,845	495,812
Futures contracts	(17,109)	(55,918)
	17,422,324	(884,062)
Net realized and unrealized gain	17,923,836	13,691,054
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 18,972,408	$ 14,605,976

(a)	See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
Statements of Operations

Statements of Changes in Net Assets

	iShares Large Cap Moderate Quarterly Laddered ETF		iShares Large Cap Deep Quarterly Laddered ETF
	Year Ended 07/31/26	Year Ended 07/31/25	Year Ended 07/31/26	Year Ended 07/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$ 1,048,572	$ 663,263	$ 914,922	$ 1,636,754
Net realized gain	501,512	6,983,755	14,575,116	1,316,497
Net change in unrealized appreciation (depreciation)	17,422,324	2,491,709	(884,062)	15,998,355
Net increase in net assets resulting from operations	18,972,408	10,138,727	14,605,976	18,951,606
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,008,107)	(523,881)	(1,571,140)	(754,426)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	47,702,282	51,921,544	(122,410,806)	151,454,159
NET ASSETS
Total increase (decrease) in net assets	65,666,583	61,536,390	(109,375,970)	169,651,339
Beginning of year	108,091,373	46,554,983	235,650,295	65,998,956
End of year	$ 173,757,956	$ 108,091,373	$ 126,274,325	$ 235,650,295

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
122026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

iShares Large Cap Moderate Quarterly Laddered ETF
	Year Ended 07/31/26	Year Ended 07/31/25	Year Ended 07/31/24	Period From 06/28/23(a) to 07/31/23
Net asset value, beginning of period	$ 32.95	$ 29.10	$ 25.74	$ 25.03
Net investment income (loss)(b)	0.25	0.26	0.13	(0.01)
Net realized and unrealized gain(c)	4.17	3.78	3.23	0.72
Net increase from investment operations	4.42	4.04	3.36	0.71
Distributions(d)
From net investment income	(0.22)	(0.18)	—	—
From net realized gain	(0.02)	(0.01)	—	—
Total distributions	(0.24)	(0.19)	—	—
Net asset value, end of period	$ 37.13	$ 32.95	$ 29.10	$ 25.74
Total Return(e)
Based on net asset value	13.43%	13.96%	13.02%	2.84%(f)
Ratios to Average Net Assets(g)
Total expenses	0.50%	0.50%	0.51%	0.50%(h)
Total expenses after fees waived	0.47%	0.47%	0.48%	0.50%(h)
Net investment income (loss)	0.71%	0.84%	0.46%	(0.48)%(h)
Supplemental Data
Net assets, end of period (000)	$ 173,758	$ 108,091	$ 46,555	$ 11,328
Portfolio turnover rate	1%(i)	0%(i)(j)	0%(i)	0%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.
(j)	Rounds to less than 0.5%.
See notes to financial statements.
Financial Highlights

Financial Highlights  (continued)
(For a share outstanding throughout each period)

iShares Large Cap Deep Quarterly Laddered ETF
	Year Ended 07/31/26	Year Ended 07/31/25	Year Ended 07/31/24	Period From 06/28/23(a) to 07/31/23
Net asset value, beginning of period	$ 31.50	$ 28.95	$ 25.82	$ 25.03
Net investment income (loss)(b)	0.24	0.32	0.12	(0.01)
Net realized and unrealized gain(c)	3.35	2.50	3.01	0.80
Net increase from investment operations	3.59	2.82	3.13	0.79
Distributions from net investment income(d)	(0.40)	(0.27)	—	—
Net asset value, end of period	$ 34.69	$ 31.50	$ 28.95	$ 25.82
Total Return(e)
Based on net asset value	11.45%	9.78%	12.10%	3.16%(f)
Ratios to Average Net Assets(g)
Total expenses	0.50%	0.51%	0.51%	0.50%(h)
Total expenses after fees waived	0.47%	0.48%	0.49%	0.50%(h)
Total expenses after fees waived and excluding interest expense	0.47%	0.47%	0.49%	0.50%(h)
Net investment income (loss)	0.71%	1.06%	0.46%	(0.48)%(h)
Supplemental Data
Net assets, end of period (000)	$ 126,274	$ 235,650	$ 65,999	$ 12,394
Portfolio turnover rate	2%(i)	1%(i)	0%(i)(j)	0%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.
(j)	Rounds to less than 0.5%.
See notes to financial statements.
142026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements
1.
ORGANIZATION
BlackRock ETF Trust II (the “Trust”)  is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
Fund Name	Herein Referred To As	Diversification Classification
iShares Large Cap Moderate Quarterly Laddered ETF(a)	Large Cap Moderate Quarterly Laddered	Diversified(b)
iShares Large Cap Deep Quarterly Laddered ETF(c)	Large Cap Deep Quarterly Laddered	Diversified(b)

(a)	Formerly known as the iShares Large Cap Moderate Buffer ETF.
(b)	The Trust’s classification changed from non-diversified to diversified during the reporting period.
(c)	Formerly known as the iShares Large Cap Deep Buffer ETF.
Each Fund seeks to achieve its investment objective by investing primarily in iShares Core S&P 500 ETF (“Core S&P 500”). The unaudited Schedule of Investments and Statement of Assets and Liabilities as of July 31, 2026 for Core S&P 500 are included elsewhere in this report and should be read in conjunction with the Funds’ financial statements. Core S&P 500’s audited financial statements as of March 31, 2026 are available, without charge, on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Cash: The Funds may maintain cash at their custodian, which at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.  Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year.  These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each  Fund’s financial statements.
Recent Accounting Standard: The Funds adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The Funds’ adoption of the new standard did not have a material impact on financial statement disclosures and did not affect each Fund’s financial position or results of operations.
Notes to Financial Statements

Notes to Financial Statements  (continued)
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Shares of underlying exchange-traded closed-end funds or other exchange-traded funds (“ETFs”) are valued at their most recent closing price. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
• Flexible Exchange Options (“FLEX Options”) are valued by an independent pricing service using a mathematical model, such as Black-Scholes model, which incorporates a number of market data factors, such as trades and prices of the underlying instruments.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
DERIVATIVE FINANCIAL INSTRUMENTS
The Funds engage in various portfolio investment strategies using derivative contracts to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market
162026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Options: An options contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy (in the case of a call option) or sell (in the case of a put option) a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”).
The Funds invest primarily in FLEX Options. FLEX Options provide the Funds with the ability to customize key option contract terms such as strike price, style and expiration date, while avoiding the counterparty exposure of over-the-counter options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the Options Clearing Corporation (the “OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options in which the Funds invest are European-style, which are exercisable at the strike price only on the expiration date. The FLEX Options traded by the Funds are listed on the Chicago Board Options Exchange (“CBOE”). Although each Fund will generally utilize FLEX Options that are physically settled, a fund may also utilize FLEX Options that are cash-settled. Cash-settled options give the holder the right to receive an amount (or owe an amount) of cash upon the exercise of the option.
The Funds will purchase and sell call and put European-style FLEX Options. A European-style call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price on the expiration date. A European-style put option gives the purchaser (holder) of the option the right (but not the obligation) to sell, and obligates the seller (writer) to buy (when the option is exercised) the underlying instrument at the exercise or strike price on the expiration date.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value – unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write put options, cash is segregated in an amount sufficient to cover the obligations. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.
In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market.
5.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
Fund Name	Investment Advisory Fees
Large Cap Moderate Quarterly Laddered	0.50%
Large Cap Deep Quarterly Laddered	0.50%
Expense Waivers: BFA has contractually agreed to waive a portion of its management fees to each Fund in an amount equal to the aggregate Acquired Fund Fees and Expenses, if any, attributable to investments by each Fund in other equity and fixed-income mutual funds and ETFs advised by BFA or its affiliates through June 30, 2028. BFA has also contractually agreed to waive a portion of its management fees to each Fund by an amount equal to the aggregate Acquired Fund Fees and Expenses, if any, attributable to investments by each Fund in money market funds advised by BFA or its affiliates through June 30, 2028. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in investment advisory fees waived in the Statements of Operations. For the year ended July 31, 2026, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
Fund Name	Amounts Waived
Large Cap Moderate Quarterly Laddered	$ 44,460
Large Cap Deep Quarterly Laddered	38,923
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Notes to Financial Statements

Notes to Financial Statements  (continued)
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends - affiliated in the Statements of Operations.
6.
PURCHASES AND SALES
For the year ended July 31, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
Fund Name	Purchases	Sales
Large Cap Moderate Quarterly Laddered	$ 86,142,924	$ 1,244,157
Large Cap Deep Quarterly Laddered	39,833,826	2,089,898
For the year ended July 31, 2026, in-kind transactions were as follows:
Fund Name	In-kind Purchases	In-kind Sales
Large Cap Moderate Quarterly Laddered	$ —	$ 46,798,830
Large Cap Deep Quarterly Laddered	—	171,040,461
7.
INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of July 31, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of July 31, 2026, permanent differences attributable to distributions in connection with fund share redemptions and realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
Fund Name	Paid-in capital	Accumulated earnings (loss)
Large Cap Moderate Quarterly Laddered	$ 272,941	$ (272,941)
Large Cap Deep Quarterly Laddered	14,219,203	(14,219,203)
The tax character of distributions paid was as follows:
Fund Name	Year Ended 07/31/26	Year Ended 07/31/25
Large Cap Moderate Quarterly Laddered
Ordinary income	$ 964,781	$ 499,311
Long-term capital gains	43,326	24,570
	$ 1,008,107	$ 523,881
Large Cap Deep Quarterly Laddered
Ordinary income	$ 1,571,140	$ 754,426
As of July 31, 2026, the tax components of accumulated earnings (loss) were as follows:
Fund Name	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
Large Cap Moderate Quarterly Laddered	$ 631,736	$ 77,177	$ —	$ 24,952,813	$ 25,661,726
Large Cap Deep Quarterly Laddered	387,729	—	(14,751)	20,680,789	21,053,767

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on straddles and the realization for tax purposes of unrealized gains (losses) on certain futures contracts.

For the year ended July 31, 2026, Large Cap Deep Quarterly Laddered utilized $485,802 of its capital loss carryforwards.
182026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
As of July 31, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Large Cap Moderate Quarterly Laddered	$ 152,909,733	$ 25,845,220	$ (767,836)	$ 25,077,384
Large Cap Deep Quarterly Laddered	106,856,062	21,430,262	(526,093)	20,904,169

8.
LINE OF CREDIT
The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2027 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended July 31, 2026, the Funds did not borrow under the credit agreement.
9.
PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and
Notes to Financial Statements

Notes to Financial Statements  (continued)
adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
FLEX Options Risk: FLEX Options are subject to the risk that they may be less liquid than certain other securities, such as standardized options. In less liquid markets, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market, the liquidation of a large number of options may significantly impact the price of the options and may adversely impact the value of the Funds. Additionally, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Funds at prices that reflect the market price of the Funds’ shares, the Funds’ NAV and, in turn the share prices of the Funds, could be negatively impacted.
10.
CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Year Ended 07/31/26		Year Ended 07/31/25
Fund Name	Shares	Amount	Shares	Amount
Large Cap Moderate Quarterly Laddered
Shares sold	2,520,000	$87,054,705	3,080,000	$95,616,359
Shares redeemed	(1,120,000)	(39,352,423)	(1,400,000)	(43,694,815)
	1,400,000	$47,702,282	1,680,000	$51,921,544
Large Cap Deep Quarterly Laddered
Shares sold	1,200,000	$40,004,151	9,080,000	$270,572,173
Shares redeemed	(5,040,000)	(162,414,957)	(3,880,000)	(119,118,014)
	(3,840,000)	$(122,410,806)	5,200,000	$151,454,159
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
202026 BlackRock Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm
To the Board of
Trustees of BlackRock ETF Trust II and Shareholders of each of the two funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (two of the funds constituting BlackRock ETF Trust II, hereafter collectively referred to as the “Funds”) as of July 31, 2026, the related statements of operations for the year ended July 31, 2026, the statements of changes in net assets for each of the two years in the period ended July 31, 2026, including the related notes, and the financial highlights for each of the three years in the period ended July 31, 2026 and for the period June 28, 2023 (commencement of operations) to July 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of July 31, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended July 31, 2026 and each of the financial highlights for each of the three years in the period ended July 31, 2026 and for the period June 28, 2023 (commencement of operations) to July 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
iShares Large Cap Moderate Quarterly Laddered ETF iShares Large Cap Deep Quarterly Laddered ETF
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
September 23, 2026
We have served as the auditor of one or more BlackRock investment companies since 2000.
Report of Independent Registered Public Accounting Firm

Important Tax Information (unaudited)
The Fund hereby designates the following amount, or maximum amount allowable by law, as capital gain dividends, subject to a long-term capital gains tax rate as noted below, for the fiscal year ended July 31, 2026:
Fund Name	20% Rate Long-Term Capital Gain Dividends
Large Cap Moderate Quarterly Laddered	$ 53,836
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended July 31, 2026:
Fund Name	Federal Obligation Interest
Large Cap Moderate Quarterly Laddered	$ 8,896
Large Cap Deep Quarterly Laddered	11,362
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Funds hereby designates the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended July 31, 2026:
Fund Name	Interest Dividends
Large Cap Moderate Quarterly Laddered	$ 18,833
Large Cap Deep Quarterly Laddered	24,055
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends and qualified short-term capital gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended July 31, 2026:
Fund Name	Interest-Related Dividends	Qualified Short-Term Capital Gains
Large Cap Moderate Quarterly Laddered	$ 18,867	$ 47,007
Large Cap Deep Quarterly Laddered	24,098	—
222026 BlackRock Annual Financial Statements and Additional Information

Additional Information
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at blackrock.com.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at blackrock.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
• Go to icsdelivery.com.
• If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA’s investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in each Fund’s Prospectus. Each Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at blackrock.com.
Additional Information

Additional Information (continued)
Fund and Service Providers

Investment Adviser
BlackRock Fund Advisors
San Francisco, CA 94105
Administrator and Custodian
The Bank of New York Mellon
New York, NY 10286
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Westborough, MA 01581
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania 19103
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809
242026 BlackRock Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreement
The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock ETF Trust II (the “Trust”) met on May 7, 2026 (the “May Meeting”) and June 4-5, 2026 (the “June Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement” or the “Agreement”) between the Trust, on behalf of iShares Large Cap Moderate Quarterly Laddered ETF (“IVVM”) and iShares Large Cap Deep Quarterly Laddered ETF (“IVVB” and together with IVVM, the “Funds” and each, a “Fund”), and BlackRock Fund Advisors (the “Manager” or “BlackRock”), each Fund’s investment advisor.
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreement for each Fund on an annual basis. The Board Members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board Members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings during the year, as well as numerous ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also held the May Meeting to consider specific information regarding the renewal of the Agreement. In considering the renewal of the Agreement, the Board assessed, among other things, the nature, extent and quality of the services provided to each Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of each Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to each Fund and its shareholders. BlackRock also provided additional information to the Board in response to specific questions and requests from the Board. Among the matters the Board considered were:  (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any material outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Fund for applicable services; (c) Fund operating expenses and how BlackRock allocates expenses to each Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and each Fund’s development and application of applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to each Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the May Meeting, the Board prepared and submitted questions, requested specific materials, and received and reviewed materials specifically relating to the renewal of the Agreement. The Independent Board Members engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the May Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees, as applicable; (f) the existence, impact and sharing of potential economies of scale, if any, with each Fund; (g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and each Fund’s operations.
At the May Meeting, the Board reviewed materials relating to its consideration of the Agreement and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the June Meeting, and such responses were reviewed by the Board Members.
At the June Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with each Fund; (d) each Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with each Fund; and (g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made or benefits that inure to BlackRock or its affiliates, including relating to, as applicable, securities lending and cash management activities of a Fund. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
Disclosure of Investment Advisory Agreement

Disclosure of Investment Advisory Agreement (continued)
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of funds, relevant benchmarks, and performance metrics, as applicable. Throughout the year, the Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing each Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of each Fund’s portfolio management team (including the tenure of or changes in the portfolio management team); research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks, the role of BlackRock’s Risk & Quantitative Analysis Group, and BlackRock’s policies and procedures for third-party vendor oversight. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide each Fund with certain administrative, shareholder and other services (in addition to any such services provided to a Fund by third parties) and officers and other personnel as are necessary for the operations of each Fund. In particular, BlackRock and its affiliates provide each Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information, and periodic shareholder reports; (ii) oversight of daily accounting and net asset value; and services related to the valuation and pricing of the Fund’s portfolio holdings; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board also considered the operation of BlackRock’s business continuity plans.
B. The Investment Performance of each Fund
The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund throughout the year and at the May Meeting. The Board was provided with Fund performance reporting and analysis, relative to applicable performance metrics, by BlackRock throughout the year and at the May Meeting. In preparation for the May Meeting, the Board was also provided with reports independently prepared by Broadridge, which included an analysis of each Fund’s performance as of December 31, 2025, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to its Performance Peers. The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.
The Board noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for each of the one-year and since-inception periods reported, IVVM ranked in the first quartile against its Performance Peers.
The Board noted that for the one-year and since-inception periods reported, IVVB ranked in the third and second quartiles, respectively, against its Performance Peers. The Board and BlackRock reviewed IVVB’s underperformance relative to its Performance Peers during the applicable period.
C. Consideration of the Advisory/Management Fees and the Estimated Costs of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with each Fund
The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for each Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board also noted that while it found the expense comparison provided by Broadridge generally useful, it recognized that the comparison is subject to Broadridge’s defined peer selection criteria and methodology. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board
262026 BlackRock Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreement (continued)
currently oversees for the year ended December 31, 2025 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized the limitations of calculating and comparing profitability at the individual fund level.
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of BlackRock’s technology business, BlackRock’s expense management, and the relative product mix. The Board noted that, in general, individual fund or product line profitability information for other advisors is not publicly available.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing each Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that IVVM’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to IVVM’s Expense Peers.
The Board noted that IVVB’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to IVVB’s Expense Peers.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit each Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with each Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to each Fund, including for administrative, distribution, securities lending, participation in the ETF Servicing Platform and cash management services. The Board also noted the revenue received by BlackRock and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BlackRock and/or its affiliates. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. Throughout the year, the Board also received information and reporting, as applicable, regarding BlackRock’s soft dollar, brokerage, and trade execution practices.
Conclusion
At the June Meeting, in a continuation of the discussions that occurred during the May Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of each Fund, for a one-year term ending June 30, 2027. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.
Disclosure of Investment Advisory Agreement

Glossary of Terms Used in these Financial Statements

Currency Abbreviation
USD	United States Dollar

Portfolio Abbreviation
ETF	Exchange-Traded Fund
282026 BlackRock Annual Financial Statements and Additional Information

Additional Financial Information

Schedule of Investments (Unaudited)

July 31, 2026

Statement of Assets and Liabilities (Unaudited)

July 31, 2026

iShares Trust

iShares Core S&P 500 ETF | IVV | NYSE Arca

Schedule of Investments (unaudited) July 31, 2026	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.3%
Axon Enterprise, Inc.(a)(b)	1,087,662	$574,024,497
Boeing Co. (The)(a)(b)	10,636,053	2,298,876,495
GE Aerospace	14,076,922	5,068,677,305
General Dynamics Corp.	3,425,121	1,313,259,894
Honeywell Aerospace, Inc.(b)	4,283,050	885,477,757
Howmet Aerospace, Inc.	5,398,864	1,523,883,353
Huntington Ingalls Industries, Inc.	531,425	173,483,691
L3Harris Technologies, Inc.	2,513,350	696,348,751
Lockheed Martin Corp.	2,737,411	1,595,198,886
Northrop Grumman Corp.	1,801,759	977,418,222
RTX Corp.	18,170,444	3,910,642,958
Textron, Inc.(a)	2,346,147	200,032,493
TransDigm Group, Inc.	755,126	947,214,952

		20,164,539,254

Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc.	1,590,841	235,014,941
Expeditors International of Washington, Inc.	1,764,689	296,273,636
FedEx Corp.	2,962,229	910,589,195
United Parcel Service, Inc., Class B	10,073,363	1,049,845,892

		2,491,723,664

Automobile Components — 0.0%
Aptiv plc(b)	2,855,310	161,239,356

Automobiles — 1.6%
Ford Motor Co.	52,807,894	775,219,884
General Motors Co.	12,165,708	1,081,044,813
Tesla, Inc.(b)	37,985,354	11,821,422,018

		13,677,686,715

Banks — 3.6%
Bank of America Corp.	88,091,320	5,457,257,274
Citigroup, Inc.	23,012,315	3,047,981,122
Citizens Financial Group, Inc.	5,705,947	408,831,102
Fifth Third Bancorp	12,228,672	690,919,968
Huntington Bancshares, Inc.	27,350,994	466,060,938
JPMorgan Chase & Co.	36,153,996	12,718,614,253
KeyCorp	12,434,945	280,905,407
M&T Bank Corp.	1,975,814	486,623,230
PNC Financial Services Group, Inc. (The)	5,417,787	1,353,742,438
Regions Financial Corp.	11,514,276	356,366,842
Truist Financial Corp.	16,809,978	871,429,259
US Bancorp	20,944,294	1,319,699,965
Wells Fargo & Co.	41,290,088	3,569,528,108

		31,027,959,906

Beverages — 1.0%
Brown-Forman Corp., Class B, NVS	2,271,631	65,263,959
Coca-Cola Co. (The)	52,246,668	4,576,285,650
Constellation Brands, Inc., Class A	1,881,623	245,043,763
Keurig Dr Pepper, Inc.	18,357,610	571,288,823
Molson Coors Beverage Co., Class B	2,164,419	89,953,254
Monster Beverage Corp.(b)	9,632,990	928,427,576
PepsiCo, Inc.	18,440,847	2,573,604,607

		9,049,867,632

Biotechnology — 1.7%
AbbVie, Inc.	23,838,646	5,982,069,827
Amgen, Inc.	7,280,626	2,804,205,910
Biogen, Inc.(b)	1,992,169	404,310,699
Gilead Sciences, Inc.	16,752,284	2,181,314,900
Incyte Corp.(a)(b)	2,265,514	270,774,233
Moderna, Inc.(a)(b)	4,764,533	261,191,699
Regeneron Pharmaceuticals, Inc.	1,348,135	1,028,128,195

Security	Shares	Value

Biotechnology (continued)
Vertex Pharmaceuticals, Inc.(b)	3,424,906	$1,634,022,653

		14,566,018,116

Broadline Retail — 4.2%
Amazon.com, Inc.(b)	132,078,619	35,869,911,348
eBay, Inc.	5,990,640	682,992,866

		36,552,904,214

Building Products — 0.5%
A O Smith Corp.	1,510,627	90,834,002
Allegion plc	1,159,543	182,512,068
Builders FirstSource, Inc.(a)(b)	1,451,687	96,450,084
Carrier Global Corp.	10,534,439	651,133,675
Johnson Controls International plc	8,232,368	1,207,359,091
Lennox International, Inc.	426,923	177,548,737
Masco Corp.	2,721,685	194,546,044
Trane Technologies plc	2,982,171	1,356,738,696

		3,957,122,397

Capital Markets — 3.2%
Ameriprise Financial, Inc.	1,215,216	663,313,501
Ares Management Corp., Class A	2,846,297	364,582,183
Bank of New York Mellon Corp. (The)	9,261,063	1,447,781,979
BlackRock, Inc.(c)	1,947,969	2,124,045,918
Blackstone, Inc., Class A	10,023,548	1,280,508,257
CBOE Global Markets, Inc.	1,413,422	438,485,907
Charles Schwab Corp. (The)	22,057,315	2,321,311,831
CME Group, Inc., Class A	4,889,455	1,309,347,154
Coinbase Global, Inc., Class A(a)(b)	3,000,862	438,906,076
FactSet Research Systems, Inc.	491,393	129,334,638
Franklin Resources, Inc.	4,136,455	140,060,366
Goldman Sachs Group, Inc. (The)	3,979,988	4,053,140,179
Interactive Brokers Group, Inc., Class A	6,010,785	528,888,972
Intercontinental Exchange, Inc.	7,630,479	1,163,495,438
Invesco Ltd.	5,981,516	177,052,874
KKR & Co., Inc.	9,328,391	946,178,699
Moody’s Corp.	2,026,863	969,610,722
Morgan Stanley	16,174,260	3,403,387,789
MSCI, Inc., Class A	981,982	561,929,380
Nasdaq, Inc.	6,028,455	567,820,177
Northern Trust Corp.	2,497,152	454,956,123
Raymond James Financial, Inc.	2,340,396	411,862,888
Robinhood Markets, Inc., Class A(a)(b)	10,675,238	924,048,601
S&P Global, Inc.	4,090,743	1,685,099,764
State Street Corp.	3,734,416	687,730,051
T. Rowe Price Group, Inc.	2,891,419	323,116,073

		27,515,995,540

Chemicals — 0.9%
Air Products & Chemicals, Inc.	3,004,159	885,896,447
Albemarle Corp.	1,591,646	187,241,235
CF Industries Holdings, Inc.	2,072,590	259,467,542
Corteva, Inc.	9,024,329	710,304,936
Dow, Inc.	9,713,226	294,213,615
Ecolab, Inc.	3,417,392	948,770,541
International Flavors & Fragrances, Inc.	3,444,348	272,861,249
Linde plc	6,238,486	2,984,366,933
LyondellBasell Industries NV, Class A	3,488,563	216,569,991
Mosaic Co. (The)	4,301,625	95,151,945
PPG Industries, Inc.	3,007,885	332,431,450
Sherwin-Williams Co. (The)	3,094,529	1,054,770,210

		8,242,046,094

Commercial Services & Supplies — 0.4%
Cintas Corp.	4,588,769	938,999,800
Copart, Inc.(a)(b)	11,957,598	348,205,254
Republic Services, Inc., Class A	2,698,057	568,075,901

30	2 0 2 6 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) July 31, 2026	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Commercial Services & Supplies (continued)
Rollins, Inc.	3,976,165	$150,974,985
Veralto Corp.	3,313,982	312,077,685
Waste Management, Inc.	4,985,061	1,129,365,570

		3,447,699,195

Communications Equipment — 1.3%
Arista Networks, Inc.(a)(b)	13,931,570	2,512,558,650
Ciena Corp.(a)(b)	1,907,372	719,174,613
Cisco Systems, Inc.	53,294,368	6,181,613,744
F5, Inc.(b)	761,421	306,525,252
Lumentum Holdings, Inc.(b)	1,049,527	749,299,306
Motorola Solutions, Inc.	2,239,286	975,768,874

		11,444,940,439

Construction & Engineering — 0.3%
Comfort Systems USA, Inc.	473,805	819,535,770
EMCOR Group, Inc.	599,760	478,266,617
Quanta Services, Inc.	2,024,500	1,351,070,320

		2,648,872,707

Construction Materials — 0.2%
CRH plc	9,015,398	856,552,964
Martin Marietta Materials, Inc.	810,262	425,500,987
Vulcan Materials Co.	1,750,359	470,093,916

		1,752,147,867

Consumer Finance — 0.5%
American Express Co.	7,180,636	2,414,488,855
Capital One Financial Corp.	8,396,598	1,754,972,948
Synchrony Financial	4,538,929	344,005,429

		4,513,467,232

Consumer Staples Distribution & Retail — 1.8%
Casey’s General Stores, Inc.	498,246	433,972,266
Costco Wholesale Corp.	5,986,137	5,698,143,949
Dollar General Corp.	2,971,412	377,517,895
Dollar Tree, Inc.(b)	2,443,198	310,799,217
Kroger Co. (The)	7,653,740	441,926,948
Sysco Corp.	6,451,973	549,966,178
Target Corp.	6,131,908	885,999,387
Walmart, Inc.	59,151,890	6,577,690,168

		15,276,016,008

Containers & Packaging — 0.2%
Amcor plc	6,238,473	279,982,668
Avery Dennison Corp.	1,031,641	175,100,427
Ball Corp.	3,592,575	233,158,118
International Paper Co.	7,154,418	292,114,887
Packaging Corp. of America	1,194,288	293,603,762
Smurfit WestRock plc	7,071,468	325,075,384

		1,599,035,246

Distributors — 0.0%
Genuine Parts Co.	1,856,922	230,945,389

Diversified Telecommunication Services — 0.7%
AT&T, Inc.	93,751,284	2,179,717,353
Comcast Corp., Class A	48,071,274	1,151,787,725
Verizon Communications, Inc.	56,339,037	2,637,230,322

		5,968,735,400

Electric Utilities — 1.4%
Alliant Energy Corp.	3,482,865	246,517,185
American Electric Power Co., Inc.	7,341,151	938,566,155
Constellation Energy Corp.	4,313,462	1,133,362,141
Duke Energy Corp.	10,518,640	1,319,353,015
Edison International	5,192,164	380,949,073
Entergy Corp.	6,177,948	664,870,764

Security	Shares	Value

Electric Utilities (continued)
Evergy, Inc.	3,110,228	$258,180,026
Eversource Energy	5,079,855	363,666,819
Exelon Corp.	13,805,949	632,588,583
FirstEnergy Corp.	7,024,436	339,350,503
NextEra Energy, Inc.	28,136,544	2,445,628,404
NRG Energy, Inc.	2,847,068	382,332,762
PG&E Corp.	29,713,665	516,423,498
Pinnacle West Capital Corp.	1,634,737	165,092,090
PPL Corp.	10,150,876	357,412,344
Southern Co. (The)	15,209,987	1,437,952,171
Xcel Energy, Inc.	8,423,141	658,689,626

		12,240,935,159

Electrical Equipment — 1.2%
AMETEK, Inc.	3,092,342	747,449,985
Eaton Corp. plc	5,239,436	2,175,413,827
Emerson Electric Co.	7,557,586	1,132,277,535
GE Vernova, Inc.(a)	3,625,556	3,590,351,851
Generac Holdings, Inc.(b)	794,746	156,652,384
Hubbell, Inc., Class B	713,228	337,035,891
Rockwell Automation, Inc.	1,501,658	720,915,973
Vertiv Holdings Co., Class A(a)	5,182,390	1,251,909,952

		10,112,007,398

Electronic Equipment, Instruments & Components — 0.9%
Amphenol Corp., Class A	16,598,969	2,667,454,318
CDW Corp.	1,723,491	254,749,205
Coherent Corp.(a)(b)	2,639,927	694,010,409
Corning, Inc.	10,566,931	1,460,878,211
Flex Ltd.(b)	4,961,128	564,328,310
Jabil, Inc.	1,423,222	448,386,091
Keysight Technologies, Inc.(b)	2,314,283	738,441,420
TE Connectivity plc	3,938,727	810,156,757
Teledyne Technologies, Inc.(b)	625,161	409,836,797
Zebra Technologies Corp., Class A(a)(b)	642,969	188,917,151

		8,237,158,669

Energy Equipment & Services — 0.3%
Baker Hughes Co., Class A	13,383,326	809,557,390
Halliburton Co.	11,272,052	363,523,677
SLB Ltd.	20,172,192	1,000,339,001

		2,173,420,068

Entertainment — 1.0%
Electronic Arts, Inc.	3,038,991	637,762,651
Live Nation Entertainment, Inc.(a)(b)	2,135,149	371,793,496
Netflix, Inc.(a)(b)	56,814,972	4,074,201,642
Take-Two Interactive Software, Inc.(b)	2,348,425	570,479,401
TKO Group Holdings, Inc., Class A	850,021	154,542,318
Walt Disney Co. (The)	23,429,712	2,253,703,997
Warner Bros Discovery, Inc.(b)	33,440,384	879,482,099

		8,941,965,604

Financial Services — 3.5%
Apollo Global Management, Inc.	6,222,902	781,534,262
Berkshire Hathaway, Inc., Class B(b)	24,736,637	12,653,779,291
Block, Inc., Class A(a)(b)	7,221,090	586,641,352
Corpay, Inc.(a)(b)	881,910	336,986,630
Fidelity National Information Services, Inc. Fiserv, Inc.(a)(b)	6,973,647 7,195,014	312,210,176 388,099,055
Global Payments, Inc.	3,137,062	263,764,173
Jack Henry & Associates, Inc.	958,398	147,631,628
Mastercard, Inc., Class A	10,886,807	6,239,229,092
PayPal Holdings, Inc.	11,902,119	680,920,228
Visa, Inc., Class A	22,394,034	8,199,127,668

		30,589,923,55

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) July 31, 2026	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products — 0.4%
Archer-Daniels-Midland Co.	6,507,763	$515,870,373
Bunge Global SA	1,832,215	194,636,200
General Mills, Inc.	7,200,556	257,419,877
Hershey Co. (The)	1,999,865	350,076,368
Hormel Foods Corp.	3,949,732	98,782,797
J M Smucker Co. (The)	1,438,967	171,611,204
Kraft Heinz Co. (The)	11,519,210	297,771,579
McCormick & Co., Inc. (Non-Voting), NVS	3,433,574	174,768,917
Mondelez International, Inc., Class A	17,319,646	1,079,187,142
Tyson Foods, Inc., Class A	3,806,543	220,627,232

		3,360,751,689

Gas Utilities — 0.0%
Atmos Energy Corp.	2,252,162	389,128,550

Ground Transportation — 0.9%
CSX Corp.	25,071,056	1,263,581,222
Fedex Freight Holding Co., Inc.(a)(b)	1,464,275	205,774,566
JB Hunt Transport Services, Inc.	1,004,880	273,076,140
Norfolk Southern Corp.	3,030,755	1,016,757,687
Old Dominion Freight Line, Inc.	2,468,970	523,767,296
Uber Technologies, Inc.(a)(b)	27,465,318	1,932,459,775
Union Pacific Corp.	8,010,637	2,340,147,387

		7,555,564,073

Health Care Equipment & Supplies — 1.5%
Abbott Laboratories	23,508,841	2,484,884,494
Align Technology, Inc.(b)	898,923	152,061,815
Baxter International, Inc.(a)	6,967,759	182,276,576
Becton Dickinson & Co.	3,717,607	615,710,071
Boston Scientific Corp.(a)(b)	20,054,817	937,161,598
Cooper Cos., Inc. (The)(a)(b)	2,632,229	190,362,801
Dexcom, Inc.(b)	5,212,103	434,949,995
Edwards Lifesciences Corp.(a)(b)	7,769,309	668,704,426
GE HealthCare Technologies, Inc.	6,137,309	417,459,758
IDEXX Laboratories, Inc.(b)	1,064,467	595,111,566
Insulet Corp.(b)	934,334	154,492,127
Intuitive Surgical, Inc.(a)(b)	4,778,700	1,688,458,071
Medtronic plc	17,322,696	1,479,185,011
ResMed, Inc.	1,956,903	412,867,395
Solventum Corp.(a)(b)	1,986,481	169,724,937
STERIS plc	1,323,280	302,237,152
Stryker Corp.	4,657,102	1,516,818,121
Zimmer Biomet Holdings, Inc.	2,609,904	245,148,283

		12,647,614,197

Health Care Providers & Services — 1.7%
Cardinal Health, Inc.	3,159,927	726,878,008
Cencora, Inc.	2,625,052	817,283,690
Centene Corp.(b)	6,326,869	393,657,789
Cigna Group (The)	3,568,120	995,683,886
CVS Health Corp.	17,215,875	1,797,853,826
DaVita, Inc.(a)(b)	433,414	104,058,367
Elevance Health, Inc.	2,929,877	1,101,164,972
HCA Healthcare, Inc.	2,095,005	843,428,063
Henry Schein, Inc.(a)(b)	1,306,230	112,009,222
Humana, Inc.	1,620,136	589,502,685
Labcorp Holdings, Inc.	1,106,690	342,188,548
McKesson Corp.	1,621,979	1,388,722,200
Quest Diagnostics, Inc.	1,490,181	347,227,075
UnitedHealth Group, Inc.	12,253,333	5,077,781,195
Universal Health Services, Inc., Class B	719,016	121,111,055

		14,758,550,581

Health Care REITs — 0.4%
Alexandria Real Estate Equities, Inc.	2,109,229	108,519,832
Healthpeak Properties, Inc.	9,302,299	203,069,187

Security	Shares	Value

Health Care REITs (continued)
Ventas, Inc.	6,560,055	$613,430,743
Welltower, Inc.	9,524,327	2,232,883,222

		3,157,902,984

Health Care Technology — 0.0%
Veeva Systems, Inc., Class A(b)	2,025,579	412,772,489

Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	8,593,737	215,960,611

Hotels, Restaurants & Leisure — 1.7%
Airbnb, Inc., Class A(b)	5,639,024	854,424,916
Booking Holdings, Inc.	10,454,754	2,016,722,047
Carnival Corp. Ltd.	17,357,736	482,718,638
Chipotle Mexican Grill, Inc., Class A(a)(b)	17,307,758	644,194,753
Darden Restaurants, Inc.	1,545,750	314,683,785
Domino’s Pizza, Inc.	413,075	143,518,778
DoorDash, Inc., Class A(a)(b)	5,106,032	1,001,599,237
Expedia Group, Inc.	1,545,283	455,456,711
Hilton Worldwide Holdings, Inc.	3,071,276	984,313,245
Las Vegas Sands Corp.	4,022,832	196,676,257
Marriott International, Inc., Class A	2,952,823	1,100,900,999
McDonald’s Corp.	9,586,577	2,594,511,199
MGM Resorts International(b)	2,597,212	115,757,739
Norwegian Cruise Line Holdings Ltd.(a)(b)	6,160,644	114,156,733
Royal Caribbean Cruises Ltd.	3,365,359	1,071,193,770
Starbucks Corp.	15,377,098	1,618,439,565
Wynn Resorts Ltd.	1,131,775	112,396,575
Yum! Brands, Inc.	3,718,658	569,995,898

		14,391,660,845

Household Durables — 0.2%
DR Horton, Inc.	3,558,132	509,026,364
Garmin Ltd.	2,213,560	650,299,657
Lennar Corp., Class A	2,904,100	239,152,635
NVR, Inc.(b)	36,798	226,199,146
PulteGroup, Inc.	2,570,396	325,077,982

		1,949,755,784

Household Products — 0.7%
Church & Dwight Co., Inc.	3,197,231	315,918,395
Clorox Co. (The)	1,637,705	156,449,959
Colgate-Palmolive Co.	10,796,519	985,722,185
Kimberly-Clark Corp.	4,478,781	489,575,551
Procter & Gamble Co. (The)	31,419,790	4,539,845,457

		6,487,511,547

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	9,643,555	141,567,387
Vistra Corp.	4,276,287	633,702,971

		775,270,358

Industrial Conglomerates — 0.3%
3M Co.	7,037,144	1,240,507,744
DuPont de Nemours, Inc.	1,840,936	252,208,232
Honeywell International, Inc.(a)	4,283,050	1,040,995,303

		2,533,711,279

Industrial REITs — 0.2%
Prologis, Inc.	12,579,717	1,819,152,875

Insurance — 1.7%
Aflac, Inc.	6,180,538	787,894,984
Allstate Corp. (The)	3,473,605	917,309,608
American International Group, Inc.	7,153,687	562,136,725
Aon plc, Class A	2,881,580	1,038,953,669
Arch Capital Group Ltd.(b)	4,694,903	471,978,599
Arthur J Gallagher & Co.	3,465,959	864,479,494

32	2 0 2 6 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) July 31, 2026	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Assurant, Inc.	679,238	$189,636,457
Brown & Brown, Inc.	3,932,643	276,858,067
Chubb Ltd.	4,867,205	1,706,831,449
Cincinnati Financial Corp.	2,087,205	370,854,584
Erie Indemnity Co., Class A, NVS	343,802	83,213,836
Everest Group Ltd.	533,927	199,768,787
Globe Life, Inc.	1,047,516	190,909,791
Hartford Insurance Group, Inc. (The)	3,698,436	524,845,053
Loews Corp.	2,276,545	264,101,985
Marsh & McLennan Cos., Inc.	6,500,621	1,233,102,798
MetLife, Inc.	7,292,427	701,021,008
Principal Financial Group, Inc.	2,652,022	301,534,901
Progressive Corp. (The)	7,884,515	1,666,944,161
Prudential Financial, Inc.	4,682,197	571,602,610
Travelers Cos., Inc. (The)	2,869,484	1,074,220,030
Willis Towers Watson plc	1,274,438	428,109,213
WR Berkley Corp.	3,968,201	287,853,301

		14,714,161,110

Interactive Media & Services — 7.7%
Alphabet, Inc., Class A(a)	79,115,850	28,175,527,661
Alphabet, Inc., Class C, NVS	63,771,205	22,744,000,263
Meta Platforms, Inc., Class A	29,630,817	16,495,772,132

		67,415,300,056

IT Services — 0.6%
Accenture plc, Class A	8,283,754	1,374,440,464
Akamai Technologies, Inc.(a)(b)	1,962,057	225,989,725
Cognizant Technology Solutions Corp., Class A	6,393,331	353,870,871
Gartner, Inc.(a)(b)	903,430	136,435,999
GoDaddy, Inc., Class A(a)(b)	1,786,585	147,822,043
International Business Machines Corp.	12,681,204	2,836,151,274
VeriSign, Inc.	1,105,392	320,585,788

		5,395,296,164

Leisure Products — 0.0%
Hasbro, Inc.	1,805,076	169,568,839

Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc.	3,812,799	527,576,998
Bio-Techne Corp.	2,119,454	152,791,439
Charles River Laboratories International, Inc.(a)(b)	649,913	151,111,272
Danaher Corp.	8,499,074	1,657,149,448
IQVIA Holdings, Inc.(a)(b)	2,251,903	529,242,243
Mettler-Toledo International, Inc.(b)	272,883	386,484,193
Revvity, Inc.(a)	1,505,370	169,384,232
Thermo Fisher Scientific, Inc.(a)	5,014,123	2,879,610,839
Waters Corp.(a)(b)	1,324,720	499,830,103
West Pharmaceutical Services, Inc.	953,167	324,991,820

		7,278,172,587

Machinery — 1.8%
Caterpillar, Inc.	6,214,824	5,063,900,743
Cummins, Inc.	1,861,646	1,180,655,893
Deere & Co.	3,389,322	2,008,749,470
Dover Corp.	1,816,684	371,729,880
Fortive Corp.	4,113,185	243,541,684
IDEX Corp.	998,635	230,135,436
Illinois Tool Works, Inc.	3,532,298	1,013,592,911
Ingersoll Rand, Inc.(a)	4,804,940	400,635,897
Nordson Corp.	716,573	213,381,108
Otis Worldwide Corp.	5,177,289	372,505,944
PACCAR, Inc.	7,101,042	942,166,253
Parker-Hannifin Corp.	1,700,972	1,661,050,187
Pentair plc	2,180,541	142,694,603
Snap-on, Inc.	698,846	286,813,387
Stanley Black & Decker, Inc.	2,098,753	198,500,059

Security	Shares	Value

Machinery (continued)
Westinghouse Air Brake Technologies Corp.	2,289,713	$665,985,923
Xylem, Inc.	3,206,952	375,117,175

		15,371,156,553

Media — 0.3%
AppLovin Corp., Class A(a)(b)	3,629,763	1,437,023,172
Charter Communications, Inc., Class A(a)(b)	1,128,727	163,642,840
EchoStar Corp., Class A(a)(b)	1,838,580	154,606,192
Fox Corp., Class A, NVS	2,691,560	156,729,539
Fox Corp., Class B	1,876,224	97,451,074
News Corp., Class A, NVS	4,923,292	135,685,927
News Corp., Class B(a)	1,625,617	50,833,044
Omnicom Group, Inc.	3,845,768	302,661,942
Paramount Skydance Corp., Class B, NVS(a)	4,223,087	33,615,773
Trade Desk, Inc. (The), Class A(a)(b)	5,761,162	103,931,362

		2,636,180,865

Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	19,396,767	1,214,819,517
Newmont Corp.	14,404,476	1,349,843,446
Nucor Corp.	3,072,483	790,519,151
Steel Dynamics, Inc.	1,829,239	459,614,591

		3,814,796,705

Multi-Utilities — 0.6%
Ameren Corp.	3,734,221	409,307,964
CenterPoint Energy, Inc.	8,839,747	371,622,964
CMS Energy Corp.	4,168,518	300,091,611
Consolidated Edison, Inc.	4,972,238	541,228,106
Dominion Energy, Inc.	11,865,957	820,768,246
DTE Energy Co.	2,806,909	398,216,180
NiSource, Inc.	6,469,159	287,424,734
Public Service Enterprise Group, Inc.	6,723,948	515,592,332
Sempra	8,820,004	781,011,354
WEC Energy Group, Inc.	4,394,595	480,856,585

		4,906,120,076

Office REITs — 0.0%
BXP, Inc.	1,997,816	140,086,858

Oil, Gas & Consumable Fuels — 3.1%
APA Corp.	4,768,821	177,972,400
Chevron Corp.	25,259,352	4,971,798,254
ConocoPhillips	16,437,815	1,980,427,951
Devon Energy Corp.	15,556,152	702,049,140
Diamondback Energy, Inc.	2,619,146	531,555,681
EOG Resources, Inc.	7,186,903	1,068,620,607
EQT Corp.	8,450,783	450,342,226
Expand Energy Corp. ExxonMobil Holdings Corp.(b)	3,226,996 55,925,739	303,434,434 8,693,096,870
Kinder Morgan, Inc.	26,416,412	850,080,138
Marathon Petroleum Corp.	3,939,260	1,246,657,612
Occidental Petroleum Corp.	9,796,710	559,098,240
ONEOK, Inc.	8,500,590	771,938,578
Phillips 66	5,409,610	1,145,106,245
Targa Resources Corp.	2,896,312	783,075,875
Texas Pacific Land Corp.(a)	782,021	314,826,014
Valero Energy Corp.	4,006,754	1,253,713,327
Williams Cos., Inc. (The)	16,501,519	1,180,518,669

		26,984,312,261

Passenger Airlines — 0.2%
Delta Air Lines, Inc.	8,816,772	770,938,544
Southwest Airlines Co.	6,594,735	296,565,233
United Airlines Holdings, Inc.(b)	4,380,089	531,436,198

		1,598,939,975

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) July 31, 2026	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	3,336,787	$279,956,430
Kenvue, Inc.	25,905,876	498,429,054

		778,385,484

Pharmaceuticals — 3.4%
Bristol-Myers Squibb Co.	27,552,853	1,799,476,830
Eli Lilly & Co.	10,673,648	12,262,313,768
Johnson & Johnson	32,479,402	8,326,094,703
Merck & Co., Inc.	33,324,671	4,338,872,164
Pfizer, Inc.	76,867,925	1,922,466,804
Viatris, Inc.	15,712,919	275,918,858
Zoetis, Inc., Class A	5,656,755	437,210,594

		29,362,353,721

Professional Services — 0.4%
Automatic Data Processing, Inc.	5,393,139	1,437,055,818
Broadridge Financial Solutions, Inc.	1,560,325	240,212,034
Equifax, Inc.	1,606,403	277,297,286
Jacobs Solutions, Inc.	1,591,810	214,782,923
Leidos Holdings, Inc.	1,697,065	196,180,714
Paychex, Inc.	4,350,463	508,308,097
Verisk Analytics, Inc., Class A	1,767,687	344,433,812

		3,218,270,684

Real Estate Management & Development — 0.1%(b)
CBRE Group, Inc., Class A	3,950,681	579,999,478
CoStar Group, Inc.(a)	5,509,462	158,452,128

		738,451,606

Residential REITs — 0.2%
AvalonBay Communities, Inc.	1,874,639	347,951,745
Camden Property Trust	1,355,897	150,246,947
Equity Residential	4,600,159	305,680,565
Essex Property Trust, Inc.	866,762	246,281,755
Invitation Homes, Inc.	7,374,245	219,162,561
Mid-America Apartment Communities, Inc.	1,570,645	207,859,159
UDR, Inc.	3,989,523	152,240,198

		1,629,422,930

Retail REITs — 0.3%
Federal Realty Investment Trust	1,063,156	131,927,028
Kimco Realty Corp.	9,099,272	231,849,451
Realty Income Corp.	12,581,729	803,595,031
Regency Centers Corp.	2,230,828	179,113,180
Simon Property Group, Inc.	4,374,970	1,003,486,869

		2,349,971,559

Semiconductors & Semiconductor Equipment — 16.9%
Advanced Micro Devices, Inc.(b)	22,001,207	10,475,874,713
Analog Devices, Inc.	6,587,337	2,420,253,487
Applied Materials, Inc.	10,707,596	5,435,925,261
Broadcom, Inc.	63,882,877	24,868,326,359
First Solar, Inc.(a)(b)	1,449,414	305,869,836
Intel Corp.(b)	63,744,826	5,749,783,305
KLA Corp.	17,624,848	3,222,174,711
Lam Research Corp.	16,873,526	4,944,280,589
Marvell Technology, Inc.(a)	11,813,546	2,215,748,688
Microchip Technology, Inc.	7,301,720	542,444,779
Micron Technology, Inc.	15,217,044	12,524,083,723
Monolithic Power Systems, Inc.	663,282	945,860,031
NVIDIA Corp.	326,798,161	65,604,730,821
NXP Semiconductors NV	3,406,708	780,681,205
ON Semiconductor Corp.(b)	5,287,966	431,550,905
Qnity Electronics, Inc.(a)	2,824,808	370,558,313
QUALCOMM, Inc.	14,221,503	2,099,236,058
Skyworks Solutions, Inc.	2,036,030	126,803,948
Teradyne, Inc.(a)	2,112,165	776,621,949

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Texas Instruments, Inc.	12,279,513	$3,385,952,915

		147,226,761,596

Software — 8.4%
Adobe, Inc.(b)	5,453,754	1,365,674,539
Autodesk, Inc.(b)	2,849,132	667,266,714
Cadence Design Systems, Inc.(b)	3,721,189	1,265,278,684
Crowdstrike Holdings, Inc., Class A(b)	13,737,624	2,621,962,917
Datadog, Inc., Class A(b)	4,463,438	1,196,067,481
Fair Isaac Corp.(a)(b)	312,482	350,907,912
Fortinet, Inc.(b)	8,402,540	1,360,791,353
Gen Digital, Inc.	7,458,781	204,743,539
Intuit, Inc.	3,731,599	1,179,446,496
Microsoft Corp.	100,228,970	46,578,406,939
Oracle Corp.	22,894,851	2,973,354,299
Palantir Technologies, Inc., Class A(a)(b)	30,980,289	3,812,434,364
Palo Alto Networks, Inc.(a)(b)	10,942,136	3,630,928,989
PTC, Inc.(a)(b)	1,558,352	213,805,894
Roper Technologies, Inc.	1,361,933	533,836,878
Salesforce, Inc.	11,038,109	2,031,232,818
ServiceNow, Inc.(a)(b)	13,914,613	1,547,722,404
Synopsys, Inc.(b)	2,584,361	1,004,696,182
Trimble, Inc.(a)(b)	3,145,728	177,985,290
Tyler Technologies, Inc.(a)(b)	569,375	176,278,500
Workday, Inc., Class A(a)(b)	2,748,241	440,652,962

		73,333,475,154

Specialized REITs — 0.7%
American Tower Corp.	6,286,276	1,089,788,807
Crown Castle, Inc.	5,889,141	449,341,458
Digital Realty Trust, Inc.	4,693,666	884,849,914
Equinix, Inc.	1,330,405	1,356,055,209
Extra Space Storage, Inc.	2,850,637	422,008,302
Iron Mountain, Inc.	4,014,437	491,045,934
Public Storage	2,262,943	733,578,232
SBA Communications Corp., Class A	1,431,374	259,050,067
VICI Properties, Inc., Class A	14,745,072	388,532,647
Weyerhaeuser Co.	9,728,638	243,507,809

		6,317,758,379

Specialty Retail — 1.5%
AutoZone, Inc.(a)(b)	222,691	671,691,729
Best Buy Co., Inc.	2,638,371	227,585,883
Carvana Co., Class A(b)	9,664,272	602,664,002
Home Depot, Inc. (The)	13,439,042	4,461,224,382
Lowe’s Cos., Inc.	7,557,106	1,570,442,198
O’Reilly Automotive, Inc.(b)	11,181,779	999,091,954
Ross Stores, Inc.	4,346,389	1,091,247,886
TJX Cos., Inc. (The)	14,920,504	2,347,592,099
Tractor Supply Co.	7,076,329	217,738,643
Ulta Beauty, Inc.(a)(b)	587,455	301,264,548
Williams-Sonoma, Inc.	1,588,270	363,173,818

		12,853,717,142

Technology Hardware, Storage & Peripherals — 8.3%
Apple, Inc.	198,170,343	61,216,800,656
Dell Technologies, Inc., Class C(a)	3,903,010	1,582,163,164
Hewlett Packard Enterprise Co.	17,902,481	857,528,840
HP, Inc.	12,340,011	336,512,100
NetApp, Inc.	2,662,758	475,302,303
Sandisk Corp.(b)	1,998,048	2,427,288,652
Seagate Technology Holdings plc	3,025,134	2,589,907,971
Super Micro Computer, Inc.(a)(b)	7,593,181	215,646,340
Western Digital Corp.	4,650,344	2,533,693,425

		72,234,843,451

34	2 0 2 6 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) July 31, 2026	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Textiles, Apparel & Luxury Goods — 0.2%
Deckers Outdoor Corp.(a)(b)	1,921,827	$186,186,600
Lululemon Athletica, Inc.(b)	1,413,013	167,964,855
NIKE, Inc., Class B	16,184,155	675,041,105
Ralph Lauren Corp., Class A	521,142	198,211,148
Tapestry, Inc.	2,725,721	415,318,109

		1,642,721,817

Tobacco — 0.6%
Altria Group, Inc.	22,531,475	1,539,575,687
Philip Morris International, Inc.	21,029,064	4,012,765,992

		5,552,341,679

Trading Companies & Distributors — 0.3%
Fastenal Co.	15,489,696	739,013,396
United Rentals, Inc.	844,904	911,871,091
WW Grainger, Inc.	585,845	809,766,676

		2,460,651,163

Water Utilities — 0.0%
American Water Works Co., Inc.	2,635,281	353,575,652

Wireless Telecommunication Services — 0.1%
T-Mobile US, Inc.	6,278,321	1,084,328,820

Total Common Stocks — 99.8% (Cost: $796,768,635,865)		868,600,803,572

Rights

Health Care Equipment & Supplies — 0.0%
Hologic, Inc., CVR (b)(d)	2,843,388	28,434

Total Rights — 0.0% (Cost: $28,434)		28,434

Total Long-Term Investments — 99.8% (Cost: $796,768,664,299)		868,600,832,006

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.3%(c)(e)

BlackRock Cash Funds: Institutional, SL Agency Shares, 3.81%(f)	1,034,257,726	$1,034,568,003
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%	1,429,432,569	1,429,432,569

Total Short-Term Securities — 0.3% (Cost: $2,463,455,780)		2,464,000,572

Total Investments — 100.1% (Cost: $799,232,120,079)		871,064,832,578

Liabilities in Excess of Other Assets — (0.1)%		(477,145,960)

Net Assets — 100.0%		$870,587,686,618

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	5,259	09/18/26	$1,977,187	$6,736,482

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) July 31, 2026	iShares® Core S&P 500 ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$868,600,803,572	$—	$—	$868,600,803,572
Rights	—	—	28,434	28,434
Short-Term Securities
Money Market Funds	2,464,000,572	—	—	2,464,000,572

	$871,064,804,144	$—	$28,434	$871,064,832,578

Derivative Financial Instruments(a)
Assets
Equity contracts	$6,736,482	$—	$—	$6,736,482

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

36	2 0 2 6 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statement of Assets and Liabilities (unaudited)

July 31, 2026

iShares Core S&P 500 ETF

ASSETS

Investments, at value — unaffiliated(a)(b)	$866,476,786,088
Investments, at value — affiliated(c)	4,588,046,490
Cash	69,159
Cash pledged:
Futures contracts	141,947,000
Receivables:
Securities lending income — affiliated	299,678
Capital shares sold	4,104,647
Dividends — unaffiliated	415,467,268
Dividends — affiliated	3,896,866
Variation margin on futures contracts	11,942,050

Total assets	871,642,559,246

LIABILITIES

Collateral on securities loaned	1,032,421,304
Payables:
Investment advisory fees	22,451,324

Total liabilities	1,054,872,628

Commitments and contingent liabilities

NET ASSETS	$870,587,686,618

NET ASSETS CONSIST OF:

Paid-in capital	$774,948,067,863
Accumulated earnings	95,639,618,755

NET ASSETS	$870,587,686,618

NET ASSET VALUE

Shares outstanding	1,160,600,000

Net asset value	$750.12

Shares authorized	Unlimited

Par value	None

(a) Investments, at cost — unaffiliated	$794,745,546,342
(b) Securities loaned, at value	$1,008,611,368
(c) Investments, at cost — affiliated	$4,486,573,737

S T A T E M E N T OF A S S E T S A N D L I A B I L I T I E S	37

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation

CVR	Contingent Value Rights
MSCI	Morgan Stanley Capital International
Nasdaq	National Association of Securities Dealers Automated Quotations
NVS	Non-Voting Shares

REIT	Real Estate Investment Trust

38	2 0 2 6 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached.

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

 BlackRock ETF Trust II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock ETF Trust II

Date:  September 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock ETF Trust II

Date:  September 23, 2026

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock ETF Trust II

Date:  September 23, 2026